                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one): [X]  is a restatement.
                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Andover Capital Advisors LP
Address: 300 Brickstone Square Suite 1004
         Andover, Massachusetts 01810

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Kobelski
Title: Chief Financial Officer
Phone: 978-623-3512

Signature, Place, and Date of Signing:

      /s/ Brian Kobelski      Andover, Massachusetts      February 9, 2007
      -------------------  -----------------------------  ----------------
          [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  57
Form 13F Information Table Value Total:  $302,750 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          Andover Capital Advisors LP
                               13F SEC Appraisal
                                  12/31/2006

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Item 1:              Item 2:        Item 3:    Item 4:     Item 5:                         Item 6:      Item 7:      Item 8:
-------          -------------     --------- ------------ ---------                   ----------------- ------- -----------------
                                                                                         Investment
                                                                                         Discretion             Voting Authority
                                                           Shrs Or                    -----------------         -----------------
                                             Market Value    Prn                      Sole Shared Other Others  Sole Shared Other
Security          Security Type      Cusip     (x1000)     Amount   Shrs/PRN Put/Call (A)   (B)   (C )  Manager (A)   (B)   (C )
--------         -------------     --------- ------------ --------- -------- -------- ---- ------ ----- ------- ---- ------ -----
AES                Common Stock    00130H105     4,518      205,000   Shrs             X                         X
  Corp/The
AFC                Common Stock    00104Q107     1,029       58,255   Shrs             X                         X
  Enterprises

  AmeriCredit
  Corp             Common Stock    03060R101     5,386      214,000   Shrs             X                         X
Anadarko           Common Stock    032511107       870       20,000   Shrs             X                         X
  Pete
  Corp
Aurora             Common Stock    052036100       658      205,000   Shrs             X                         X
  Oil &
  Gas Corp
Bally              Common Stock    05874B107     1,961      105,000   Shrs             X                         X
  Technologies
  Inc
Blount             Common Stock    095180105     1,856      137,900   Shrs             X                         X
  International
  Inc
Dover              Common Stock    260174107     3,717      700,000   Shrs             X                         X
  Motorsports
  Inc
EchoStar           CLA             278762109    40,122    1,055,000   Shrs             X                         X
  Communications
  Corp
Energen            Common Stock    29265N108     1,643       35,000   Shrs             X                         X
  Corp
Energy             Common Stock    29270U105       611       25,000   Shrs             X                         X
  Partners
  Ltd
Equitable          Common Stock    294549100     1,670       40,000   Shrs             X                         X
  Resources
  Inc
Famous             Common Stock    307068106       956       58,000   Shrs             X                         X
  Dave's
  Of
  America
  Inc
Full               Common Stock    359678109       836      220,000   Shrs             X                         X
  House
  Resorts
  Inc
Gaming             Common Stock    36467A107       392       21,800   Shrs             X                         X
  Partners
  Intl
  Corp
Genesis            Unit Ltd Partn  371927104     1,782       91,500   Shrs             X                         X
  Energy
  LP
Grant              Common Stock    38821G101     1,432       36,000   Shrs             X                         X
  Prideco
  Inc
                   Common Stock    421924309       544       24,000   Shrs             X                         X
  Healthsouth
  Corp
Horizon            Common Stock    44043J204       163       10,000   Shrs             X                         X
  Offshore
  Inc
Isle of            Common Stock    464592104     8,463      318,400   Shrs             X                         X
  Capri
  Casinos
  Inc
Level 3            Common Stock    52729N100       560      100,000   Shrs             X                         X
  Communications
  Inc
Lodgenet           Common Stock    540211109       617       24,669   Shrs             X                         X
  Entertainment
  Corp
MTR                Common Stock    553769100    12,153      994,500   Shrs             X                         X
  Gaming
  Group
  Inc
Magna              Common Stock    559211107     1,310      290,500   Shrs             X                         X
  Entertainment
  Corp
Nabors             Common Stock    G6359F103     1,221       41,000   Shrs             X                         X
  Industries
  Ltd
Nevada             Com New         64126Q206        53       14,012   Shrs             X                         X
  Gold &
  Casinos
  Inc
Newfield           Common Stock    651290108     4,136       90,000   Shrs             X                         X
  Exploration
  Co
OM Group           Common Stock    670872100     1,449       32,000   Shrs             X                         X
  Inc
Pengrowth          Trust Unit New  706902509     1,377       80,000   Shrs             X                         X
  Energy
  TR
Penn               Common Stock    707569109     5,619      135,000   Shrs             X                         X
  National
  Gaming
  Inc
Portland           Com New         736508847     2,453       90,000   Shrs             X                         X
  General
  Electric
  Co

  Regeneration
  Technologies
  Inc              Common Stock    75886N100       879      150,000   Shrs             X                         X
Royal              Common Stock    V7780T103     3,972       96,000   Shrs             X                         X
  Caribbean
  Cruises
  Ltd
Select             Common Stock    81616X103     2,149      123,558   Shrs             X                         X
  Comfort
  Corp
Staar              Com Par $.01    852312305     4,451      634,900   Shrs             X                         X
  Surgical
  Co
TECO               Common Stock    872375100     1,723      100,000   Shrs             X                         X
  Energy
  Inc
US                 Common Stock    90341W108    13,301      247,000   Shrs             X                         X
  Airways
  Group
  Inc/NEW
Vonage             Common Stock    92886T201     7,114    1,025,000   Shrs             X                         X
  Holdings
  Corp
Grace              Common Stock    38388F108     1,782       90,000   Shrs             X                         X
  WR & Co
  Del New
Williams           Common Stock    969457100    13,713      525,000   Shrs             X                         X
  Cos Inc
Magna              Note 7.25% 12/1 559211AC1       963    1,000,000    PRN             X                         X
  Entertainment
  Corp
Magna              Note 8.55% 6/1  559211AD9     6,191    6,000,000    PRN             X                         X
  Entertainment
  Corp
Anadarko           Common Stock    032511107     1,088       25,000   Shrs             X                         X
  Pete
  Corp
Carnival           Paired CTF      143658300     2,614       53,300   call             X                         X
  Corp
EchoStar           CLA             278762109     3,803      100,000   call             X                         X
  Communications
  Corp
Grant              Common Stock    38821G101     3,977      100,000   call             X                         X
  Prideco
  Inc
Isle of            Common Stock    464592104     4,984      187,500   call             X                         X
  Capri
  Casinos
  Inc
Las Vegas          Common Stock    517834107       895       10,000    put             X                         X
  Sands
  Corp
Newfield           Common Stock    651290108     2,298       50,000   call             X                         X
  Exploration
  Co Call
  50
  2007-01-20
Royal              Common Stock    V7780T103    39,315      950,100   call             X                         X
  Caribbean
  Cruises
  Ltd
SPDR TR            Unit Series 1   78462F103    35,405      250,000    put             X                         X
Shuffle            Common Stock    825549108     2,620      100,000   call             X                         X
  Master
  Inc
Williams           Common Stock    969457100    15,019      575,000   call             X                         X
  Cos Inc
Williams           Common Stock    969457100     2,612      100,000    put             X                         X
  Cos Inc
Wynn               Common Stock    983134107       939       10,000    put             X                         X
  Resorts
  Ltd
Yahoo! Inc         Common Stock    984332106     3,831      150,000   call             X                         X
iShares TR         Rusell 2000     464287655    17,557      225,000    put             X                         X
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